CONDENSED CONSOLIDATED BALANCE SHEETS (Q1) (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 21, 2023	Apr. 25, 2023	Dec. 31, 2022
Stockholders' Deficit:
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000				1,000,000
Preferred stock, shares issued (in shares)	0	0				0
Preferred stock, shares outstanding (in shares)	0	0				0
Class A Common Stock [Member]
Liabilities and Equity [Abstract]
Common stock subject to possible redemption (in shares)	1,717,578	1,717,578	3,985,213		21,282,422	23,000,000
Common stock, redemption price per share (in dollars per share)	$ 11.14	$ 10.98	$ 10.95		$ 10.4	$ 10.31
Stockholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000				500,000,000
Common stock, shares issued (in shares)	5,000,000	5,000,000		6,717,578		0
Common stock, shares outstanding (in shares)	5,000,000	5,000,000		6,717,578		0
Class B Common Stock [Member]
Stockholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000				50,000,000
Common stock, shares issued (in shares)	750,000	750,000		750,000		5,750,000
Common stock, shares outstanding (in shares)	750,000	750,000		750,000		5,750,000